Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Mr. Hengfang Li [Member]
Schedule of Due From Related Parties [Line Items]
Due to related parties	$ 24,048	$ 358,659